SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits		$ 0	$ 0
Warrants exercisable to purchase Class A ordinary shares	27,591,664
Federal depository insurance coverage	$ 250,000	250,000
TAILWIND TWO ACQUISITION CORP.
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Warrants exercisable to purchase Class A ordinary shares		19,300,000
Federal depository insurance coverage		$ 250,000
Class A Ordinary shares subject to possible redemption | TAILWIND TWO ACQUISITION CORP.
Number of Shares Subject to Redemption		34,500,000	0